Property, Plant and Equipment - Schedule of Leasehold Land and Property Comprises (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,060	£ 5,518	£ 5,776
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	483	556	£ 139
Long Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	17	83
Short Leasehold
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 466	£ 473